Other assets and liabilities F.5. Assets and liabilities related to contract with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Assets [Line Items]
Contract assets, net	$ 88	$ 77
Contract liabilities
Short-term portion	144	121
Revenue that was included in contract liability balance at beginning of period	117	131
Transaction price allocated to remaining performance obligations	120
Contract Costs, Net [Roll Forward]
Contract costs, net, beginning of period	26	12
Change in scope	13	0
Contract costs capitalized	5	5
Amortization of contract costs	(4)	(5)
Contract costs, net, end of period	12	12
1 year
Contract liabilities
Transaction price allocated to remaining performance obligations	118
Later than 1 year
Contract liabilities
Transaction price allocated to remaining performance obligations	2
Current contract liabilities
Contract liabilities
Long-term portion	1	0
Short-term portion	143	121
Total	144	121
Long-term portion
Contract Assets [Line Items]
Contract assets, net	27	21
Short-term portion
Contract Assets [Line Items]
Contract assets, net	65	59
Less: provisions for expected credit losses
Contract Assets [Line Items]
Contract assets, net	$ (4)	$ (3)